Summary of Share Options Activities (Details)				12 Months Ended
	Aug. 25, 2021 shares $ / shares	May 20, 2021 shares $ / shares	Mar. 07, 2021 shares $ / shares	Sep. 30, 2021 shares $ / shares
Number of Options, Beginning Balance | shares
Weighted Average Exercise Price, Beginning Balance | $ / shares
Number of Options, Granted | shares	206,200	305,000	2,505,000	3,016,200
Weighted Average Exercise Price, Granted | $ / shares	$ 4.85	$ 4.78	$ 5.00	$ 4.97
Number of Options, Ending Balance | shares				3,016,200
Weighted Average Exercise Price, Ending Balance | $ / shares				$ 4.97